Trade and other receivables - Movements in the provision for impairment of trade and other receivables (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	R 260,576
Closing balance	286,406	R 260,576
The Group’s provision for impairment of trade and other receivables includes:
Trade receivables			R 231,355	R 211,619
Sundry debtors			27,811	24,185
Closing balance	260,576	260,576	286,406	260,576
Provision for impairment
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	(13,346)	(12,438)
Increase in provision for impairment (note 31.2)	(24,143)	(17,713)
Receivables written off during the year as irrecoverable — net	19,354	16,429
Foreign currency translation differences	612	376
Closing balance	(17,523)	(13,346)
The Group’s provision for impairment of trade and other receivables includes:
Trade receivables			(17,523)	(8,783)
Sundry debtors			0	(4,563)
Closing balance	R (13,346)	R (12,438)	R (17,523)	R (13,346)